As filed with the Securities and Exchange Commission on March 26, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 76.56%
Aberdeen Asia-Pacific Income Fund, Inc.	187,114	$928,086
Adams Natural Resources Fund, Inc.	21,651	443,413
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	22,582	305,309
Alpine Global Premier Properties Fund	126,879	837,401
Apollo Senior Floating Rate Fund, Inc.	6,649	107,847
BlackRock California Municipal Income Trust	32,530	433,950
BlackRock Credit Allocation Income Trust	42,155	546,750
BlackRock Debt Strategies Fund, Inc.	13,635	159,257
BlackRock Enhanced International Dividend Trust	26,582	176,239
BlackRock Investment Quality Municipal Trust, Inc.	38,331	533,951
BlackRock MuniYield New York Quality Fund, Inc.	21,388	268,419
CBRE Clarion Global Real Estate Income Fund	13,316	103,998
DoubleLine Opportunistic Credit Fund	7,574	161,629
Eaton Vance Municipal Income Trust	41,703	487,925
First Trust Senior Floating Rate Income Fund II	17,478	225,291
Flaherty & Crumrine Total Return Fund, Inc.	11,466	226,912
Goldman Sachs MLP Energy and Renaissance Fund	32,412	220,402
India Fund, Inc.	6,230	169,518
Invesco Pennsylvania Value Municipal Income Trust	26,368	311,670
Invesco Value Municipal Income Trust	58,693	834,615
John Hancock Preferred Income Fund III	16,696	294,517
Kayne Anderson Midstream/Energy Fund, Inc.	14,640	208,327
Kayne Anderson MLP Investment Company (a)	11,344	213,494
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	20,883	168,944
Nuveen AMT-Free Quality Municipal Income Fund	73,760	960,355
Nuveen Credit Strategies Income Fund	14,706	119,119
Nuveen Preferred Securities Income Fund	38,536	363,780
Pioneer High Income Trust	10,557	102,297
Pioneer Municipal High Income Advantage Trust	24,348	263,445
Pioneer Municipal High Income Trust	30,564	346,290
Prudential Global Short Duration High Yield Fund, Inc.	10,859	154,849
Templeton Dragon Fund, Inc.	11,328	270,286
The Reaves Utility Income Fund	23,390	710,822
Western Asset Emerging Markets Debt Fund, Inc.	23,957	370,854
Western Asset High Income Fund II, Inc.	21,689	148,570
Total Closed-End Funds
(Cost $12,507,802)		12,178,531

EXCHANGE TRADED FUNDS - 10.17%
Global X MSCI Greece ETF	7,899	89,101
iShares MSCI Europe Financials ETF	8,280	209,732
iShares MSCI Malaysia ETF	1,166	41,521
iShares US Technology ETF	1,934	337,444
Vanguard FTSE Emerging Markets ETF	10,077	502,238
WisdomTree Europe Hedged Equity Fund	3,057	201,579
WisdomTree Japan Hedged Equity Fund	2,614	157,859
WisdomTree Japan Hedged Financials Fund	2,976	78,269
Total Exchange Traded Funds
(Cost $1,585,040)		1,617,743

	Contracts	Notional Amount
PURCHASED OPTIONS - 0.83%
Purchased Call Options - 0.77%
Crude Oil Future
Settlement: August 2018, Expiration Date: September 2018, Exercise Price: $65.00	34	$2,124,660	89,080
Eurodollar 1 Year Mid Curve
Settlement: March 2018, Expiration Date: March 2019, Exercise Price: $98.00	158	154,105,300	987
S&P 500 Index
Expiration: March 2018, Exercise Price: $2925.00	20	5,647,620	16,000
Expiration: March 2018, Exercise Price: $2940.00	15	4,235,715	11,100
VanEck Vectors Gold Miners ETF
Expiration: March 2018, Exercise Price: $26.00	287	681,625	5,740
Total Purchased Call Options			122,907

Purchased Put Options - 0.06%
S&P 500 Index
Expiration: March 2018, Exercise Price: $2585.00	13	3,670,953	8,840
Total Purchased Put Options			8,840
Total Purchased Options
(Cost $103,602)			131,747
	Shares
SHORT-TERM INVESTMENTS - 4.90%
Fidelity Investments Money Market Government Portfolio - Class I, 1.22% (b)	778,963		778,963
Total Short-Term Investments
(Cost $778,963)			778,963
Total Investments
(Cost $14,975,407) - 92.46%			14,706,984
Other Assets in Excess of Liabilities - 7.54%			1,199,090
Total Net Assets - 100.00%			$15,906,074

ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of January 31, 2018.
As of January 31, 2018, the components of accumulated earnings gains (losses) on a tax basis were as follow*:

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

Valuation of Investments

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values (“NAV”).

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Swap contracts on index futures prices are determined by using the same methods used to price the underlying index. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2018:

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended January 31, 2018, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at January 31, 2018.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of January 31, 2018 are as follows:

Rareview Longevity Income Generation Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2018 (Unaudited)

OPTIONS WRITTEN	Contracts	Notional Amount	Value
Call Options Written
Crude Oil Future
Settlement: August 2018, Expiration Date: September 2018, Exercise Price: $70.00	34	$ 2,124,660	$ 38,760
Eurodollar 3 Year Mid Curve
Settlement: March 2018, Expiration Date: March 2021, Exercise Price: $97.88	158	153,552,300	988
S&P 500 Index
Expiration: March 2018, Exercise Price: $2,950.00	20	5,647,620	9,000
Expiration: March 2018, Exercise Price: $2,970.00	15	4,235,715	6,075
Total Call Options Written			54,823

Put Options Written
S&P 500 Index
Expiration: March 2018, Exercise Price: $2,440.00	13	3,670,953	3,770
Total Put Options Written			3,770
Total Options Written
(Premiums received $55,743)			$ 58,593

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolio Trust

By (Signature and Title           /s/ John Hendrick
                                                         John Hedrick, President

Date                    3/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ John Hendrick
                                                            John Hedrick, President

Date                   3/23/18

By (Signature and Title)*         /s/ David Cox
                                                             David Cox, Treasurer

Date                    3/23/18

* Print the name and title of each signing officer under his or her signature.